UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22211

IVA Fiduciary Trust

(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022

(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: SUM0703
One Lincoln Street	One Lincoln Street
Boston, Massachusetts 02111-2950	Boston, MA 02111

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end:    September 30

Date of reporting period:    June 30, 2017

Item 1.    Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Shares	Description	Fair Value

COMMON STOCKS — 50.2%

Bermuda — 0.8%
1,505,700	Jardine Strategic Holdings Ltd.	$62,772,633

China — 0.7%
154,290	Baidu Inc., ADR (a)	27,596,310
15,637,640	Clear Media Ltd.	18,466,854
68,320,000	Springland International Holdings Ltd.	13,475,949

		59,539,113

France — 6.9%
903,607	Alten SA	74,607,215
2,754,354	Altran Technologies SA	44,891,772
25,002,184	Bolloré SA	113,682,376
8,037,087	Bureau Veritas SA	177,853,901
830,028	Engie SA	12,528,034
37,482	Financière de l’Odet SA	38,529,048
93,277	Robertet SA	43,040,663
57,677	Séché Environnement SA	2,280,619
279,481	Sodexo SA	36,134,474
200,614	Thales SA	21,593,325
41,887	Wendel SA	6,200,222

		571,341,649

Germany — 0.5%
284,050	Bayerische Motoren Werke AG	26,369,477
134,004	Siemens AG	18,419,883

		44,789,360

Hong Kong — 0.9%
2,814,445	Henderson Land Development Co. Ltd.	15,698,990
32,646,159	Hongkong & Shanghai Hotels Ltd.	58,957,898

		74,656,888

Ireland — 0.2%
2,501,721	Allied Irish Banks Plc	14,143,832

Japan — 7.2%
23,041,200	Astellas Pharma Inc.	281,574,834
739,500	Azbil Corp.	28,074,372
450,700	Benesse Holdings Inc.	16,990,158
901,400	Cosel Co., Ltd.	11,067,645
588,100	F@N Communications, Inc.	5,192,116
289,700	FANUC Corp.	55,776,426
671,000	Icom Inc.	15,027,775
211,200	Medikit Co., Ltd.	9,125,868
699,700	Miraca Holdings Inc.	31,415,737
178,500	Nitto Kohki Co., Ltd.	4,086,575
328,700	Okinawa Cellular Telephone Co.	11,002,938
1,064,000	Rohto Pharmaceutical Co., Ltd.	21,965,841
390,200	Seven & i Holdings Co., Ltd.	16,055,529
259,400	Techno Medica Co., Ltd.	4,513,410
932,900	Toho Co., Ltd.	28,698,235
11,298,800	Yahoo Japan Corp.	49,123,034

		589,690,493

Malaysia — 0.5%
31,353,000	Genting Malaysia Berhad	40,171,339

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Shares	Description	Fair Value

Netherlands — 1.2%
1,177,040	Airbus Group SE	$96,793,620

South Africa — 0.3%
2,535,416	Net 1 U.E.P.S. Technologies Inc. (a)	24,999,202

South Korea — 4.3%
398,539	Hyundai Mobis Co., Ltd.	87,081,895
300,951	Hyundai Motor Co.	41,954,013
2,155,662	Kangwon Land, Inc.	65,659,940
601,659	KT&G Corp.	61,525,240
46,959	Samsung Electronics Co., Ltd.	97,558,487

		353,779,575

Switzerland — 3.7%
473,828	Compagnie Financière Richemont SA	39,036,826
2,351,279	Nestlé SA	204,624,291
3,742,100	UBS Group AG	63,376,477

		307,037,594

Thailand — 0.2%
33,397,500	Thaicom PCL	15,828,665

United Kingdom — 2.3%
10,128,763	Antofagasta Plc	105,471,669
3,801,810	HSBC Holdings Plc	35,241,008
8,984,991	Millennium & Copthorne Hotels Plc	51,771,853

		192,484,530

United States — 20.5%
834,569	Adtalem Global Education Inc.	31,671,894
14,434	Alphabet Inc., Class ‘A’ (a)	13,419,001
45,665	Alphabet Inc., Class ‘C’ (a)	41,497,155
940,901	Amdocs Ltd.	60,650,479
741,612	American Express Co.	62,473,395
349,766	Aon Plc	46,501,390
4,294,892	Bank of America Corp.	104,194,080
1,190	Berkshire Hathaway Inc., Class ‘A’ (a)	303,093,000
285,555	Berkshire Hathaway Inc., Class ‘B’ (a)	48,364,450
670,194	Cimarex Energy Co.	63,004,938
1,384,235	CVS Health Corp.	111,375,548
557,158	Emerson Electric Co.	33,217,760
1,018,852	Expeditors International of Washington, Inc.	57,544,761
468,024	Flowserve Corp.	21,730,354
66,596	Goldman Sachs Group, Inc.	14,777,652
2,524,713	Liberty Interactive Corp. QVC Group, Series ‘A’ (a)	61,956,457
454,930	Marsh & McLennan Cos., Inc.	35,466,343
1,006,921	Mastercard Inc., Class ‘A’	122,290,555
6,370,534	News Corp., Class ‘A’	87,276,316
1,285,193	News Corp., Class ‘B’	18,185,481
3,234,502	Oracle Corp.	162,177,930
617,728	Ralph Lauren Corp.	45,588,326
1,587,550	Teradata Corp. (a)	46,816,850
428,963	Tiffany & Co.	40,266,757
444,019	United Technologies Corp.	54,219,160

		1,687,760,032

	TOTAL COMMON STOCKS
	(Cost — $2,774,168,765)	4,135,788,525

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Principal
Amount		Description	Fair Value

CORPORATE NOTES & BONDS — 2.0%
Japan — 0.5%
34,108,000	USD	Komatsu Ltd., 5.125% due 10/15/2021	$37,905,414

Norway — 0.0%
158,724	USD	Golden Close Maritime Corp. Ltd., 8% due 3/29/2022 (b)(c)	146,026

South Africa — 0.6%
46,980,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (b)	47,332,350

Switzerland — 0.1%
8,900,000	EUR	UBS AG, 7.152% due 12/21/2017 (d)	10,507,392

United States — 0.8%
15,433,000	USD	Era Group Inc., 7.75% due 12/15/2022	13,928,283
		Intelsat Jackson Holdings Ltd.:
8,702,000	USD	7.5% due 4/1/2021	8,071,105
29,476,000	USD	5.5% due 8/1/2023	24,538,770
		Rowan Cos., Inc.:
17,524,000	USD	4.875% due 6/1/2022	16,341,130
3,786,000	USD	4.75% due 1/15/2024	3,218,100

			66,097,388

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $138,666,727)	161,988,570

CONVERTIBLE BONDS — 0.0%
Norway — 0.0%
523,946	USD	Golden Close Maritime Corp. Ltd., 0% due 3/29/2022 (a)(b)(e)	99,550

		TOTAL CONVERTIBLE BONDS
		(Cost — $283,333)	99,550

SOVEREIGN BONDS — 0.4%
Singapore — 0.4%
48,812,000	SGD	Government of Singapore, 2.5% due 6/1/2019	36,309,675

		TOTAL SOVEREIGN BONDS
		(Cost — $36,841,282)	36,309,675

Ounces

COMMODITIES — 5.7%
380,678		Gold Bullion (a)	472,614,936

		TOTAL COMMODITIES
		(Cost — $532,545,604)	472,614,936

Principal
Amount

SHORT-TERM INVESTMENTS — 41.7%

Commercial Paper — 41.6%
		Apple Inc.:
20,000,000	USD	0.87% due 7/11/2017 (b)	19,993,431
20,000,000	USD	0.87% due 7/12/2017 (b)	19,992,827
29,000,000	USD	0.91% due 7/21/2017 (b)	28,981,662
34,100,000	USD	1.00% due 7/27/2017 (b)	34,072,174
50,000,000	USD	1.07% due 8/4/2017 (b)	49,946,868
50,000,000	USD	1.09% due 8/7/2017 (b)	49,942,208
50,000,000	USD	1.09% due 8/8/2017 (b)	49,940,633
73,900,000	USD	BASF SE, 1.13% due 7/24/2017 (b)	73,845,018

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Principal
Amount		Description	Fair Value

Commercial Paper — 41.6% (continued)
		Cisco Systems Inc.:
40,000,000	USD	0.93% due 7/12/2017 (b)	$39,985,653
50,000,000	USD	1.12% due 7/19/2017 (b)	49,971,421
100,000,000	USD	1.16% due 9/6/2017 (b)	99,788,822
17,500,000	USD	Clorox Co., 1.25% due 8/2/2017 (b)	17,476,066
		Coca-Cola Co.:
20,000,000	USD	0.87% due 7/12/2017 (b)	19,992,827
17,000,000	USD	0.99% due 8/2/2017 (b)	16,982,983
15,000,000	USD	0.99% due 8/3/2017 (b)	14,984,516
31,000,000	USD	1.08% due 8/3/2017 (b)	30,967,999
21,000,000	USD	1.08% due 8/4/2017 (b)	20,977,685
		Colgate-Palmolive Co.:
20,000,000	USD	1.07% due 7/18/2017 (b)	19,989,180
20,000,000	USD	1.07% due 7/21/2017 (b)	19,987,353
		Consolidated Edison Co. Inc.:
35,800,000	USD	1.29% due 7/13/2017 (b)	35,781,798
27,000,000	USD	1.25% due 7/19/2017 (b)	26,979,836
23,000,000	USD	1.25% due 7/21/2017 (b)	22,980,975
		Danaher Corp.:
23,000,000	USD	1.04% due 7/5/2017 (b)	22,996,333
16,100,000	USD	1.05% due 7/6/2017 (b)	16,096,917
11,100,000	USD	Dover Corp., 1.35% due 7/7/2017 (b)	11,097,518
		Dow Chemical Co.:
30,000,000	USD	1.26% due 7/11/2017	29,986,846
15,000,000	USD	1.21% due 7/26/2017	14,984,010
		E.I. Du Pont de Nemours & Co.:
20,000,000	USD	1.31% due 7/12/2017 (b)	19,990,493
15,000,000	USD	1.38% due 7/18/2017 (b)	14,989,185
40,000,000	USD	1.37% due 7/26/2017 (b)	39,957,909
25,000,000	USD	1.4% due 7/31/2017 (b)	24,968,548
		Eli Lilly & Co.:
61,000,000	USD	0.87% due 7/6/2017 (b)	60,989,132
42,000,000	USD	0.87% due 7/7/2017 (b)	41,991,261
32,800,000	USD	0.87% due 7/10/2017 (b)	32,790,215
		Emerson Electric Co.:
30,000,000	USD	1.12% due 7/24/2017 (b)	29,977,680
17,000,000	USD	0.95% due 7/27/2017 (b)	16,985,746
16,000,000	USD	1.04% due 8/9/2017 (b)	15,979,964
30,000,000	USD	1.09% due 8/10/2017 (b)	29,961,494
		Engie SA:
33,400,000	USD	0.92% due 7/11/2017 (b)	33,388,212
30,000,000	USD	1.18% due 7/27/2017 (b)	29,973,540
		Florida Power & Light Co.:
12,000,000	USD	1.11% due 7/17/2017	11,991,993
12,000,000	USD	1.11% due 7/18/2017	11,991,516
30,000,000	USD	1.42% due 8/9/2017	29,952,100
		Henkel Corp.:
30,000,000	USD	1.2% due 7/25/2017 (b)	29,975,563
39,000,000	USD	1.27% due 9/6/2017 (b)	38,911,011

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Principal
Amount		Description	Fair Value

Commercial Paper — 41.6% (continued)
		Johnson & Johnson:
14,300,000	USD	0.81% due 7/3/2017 (b)	$14,298,731
60,000,000	USD	0.81% due 7/5/2017 (b)	59,991,100
16,000,000	USD	0.81% due 7/7/2017 (b)	15,996,671
34,900,000	USD	1.05% due 7/13/2017 (b)	34,886,414
34,300,000	USD	0.94% due 7/20/2017 (b)	34,279,363
36,000,000	USD	0.94% due 7/21/2017 (b)	35,977,236
36,000,000	USD	0.94% due 7/24/2017 (b)	35,973,936
22,000,000	USD	0.9% due 7/28/2017 (b)	21,981,366
		Kraft Heinz Foods Co.:
20,000,000	USD	1.49% due 7/31/2017 (b)	19,970,188
20,000,000	USD	1.49% due 8/1/2017 (b)	19,969,227
20,000,000	USD	1.49% due 8/2/2017 (b)	19,968,247
		L’Oréal USA Inc.:
30,900,000	USD	0.87% due 7/6/2017 (b)	30,894,495
13,000,000	USD	1.12% due 7/7/2017 (b)	12,997,295
81,000,000	USD	1.06% due 7/10/2017 (b)	80,975,835
28,000,000	USD	1.1% due 7/14/2017 (b)	27,988,251
30,000,000	USD	1.07% due 7/18/2017 (b)	29,983,770
20,000,000	USD	1.07% due 7/19/2017 (b)	19,988,568
14,000,000	USD	1.07% due 7/20/2017 (b)	13,991,577
20,000,000	USD	1.09% due 8/4/2017 (b)	19,978,747
		Microsoft Corp.:
52,000,000	USD	0.89% due 7/27/2017 (b)	51,956,398
30,000,000	USD	0.92% due 8/1/2017 (b)	29,970,107
26,000,000	USD	0.93% due 8/2/2017 (b)	25,973,259
26,000,000	USD	0.93% due 8/3/2017 (b)	25,972,424
25,000,000	USD	1.02% due 8/7/2017 (b)	24,970,313
30,000,000	USD	1.04% due 8/8/2017 (b)	29,963,405
30,700,000	USD	1.04% due 8/9/2017 (b)	30,661,557
30,000,000	USD	Mondelez International Inc., 1.35% due 7/25/2017 (b)	29,969,333
		Nestlé Capital Corp.:
30,000,000	USD	0.76% due 7/10/2017 (b)	29,990,942
40,000,000	USD	0.83% due 7/14/2017 (b)	39,982,951
26,900,000	USD	Nestlé Finance International Ltd., 0.9% due 8/1/2017 (b)	26,872,909
		Novartis Finance Corp.:
13,000,000	USD	0.93% due 7/6/2017 (b)	12,997,684
18,000,000	USD	0.94% due 7/18/2017 (b)	17,990,262
10,000,000	USD	0.94% due 7/19/2017 (b)	9,994,284
15,000,000	USD	0.94% due 7/21/2017 (b)	14,990,515
15,000,000	USD	0.95% due 7/24/2017 (b)	14,989,140
21,000,000	USD	0.96% due 7/25/2017 (b)	20,984,148
30,000,000	USD	1.13% due 7/26/2017 (b)	29,976,448
		Procter & Gamble Co.:
88,800,000	USD	1.08% due 7/6/2017 (b)	88,784,178
20,000,000	USD	1.08% due 7/7/2017 (b)	19,995,839
85,000,000	USD	1.02% due 7/10/2017 (b)	84,974,642
		Roche Holdings, Inc.:
30,000,000	USD	0.86% due 7/3/2017 (b)	29,997,338
25,000,000	USD	0.85% due 7/5/2017 (b)	24,996,292
25,000,000	USD	0.86% due 7/13/2017 (b)	24,990,268
50,000,000	USD	0.92% due 7/17/2017 (b)	49,974,476

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Principal
Amount		Description	Fair Value

Commercial Paper — 41.6% (continued)
		Schlumberger Holdings Corp.:
20,000,000	USD	1.3% due 7/3/2017 (b)	$19,997,675
32,000,000	USD	1.2% due 7/7/2017 (b)	31,991,289
10,500,000	USD	1.33% due 7/17/2017 (b)	10,492,994
		Unilever Capital Corp.:
10,000,000	USD	0.9% due 7/5/2017 (b)	9,998,475
35,000,000	USD	0.88% due 7/20/2017 (b)	34,978,358
60,000,000	USD	1.04% due 7/31/2017 (b)	59,942,081
30,000,000	USD	1.05% due 8/14/2017 (b)	29,957,625
20,000,000	USD	1.07% due 8/21/2017 (b)	19,967,211
31,000,000	USD	1.07% due 8/22/2017 (b)	30,948,200
		United Healthcare Co.:
34,000,000	USD	1.26% due 7/11/2017 (b)	33,985,403
46,000,000	USD	1.28% due 7/14/2017 (b)	45,974,795
33,000,000	USD	1.29% due 7/25/2017 (b)	32,967,390
		United Parcel Service, Inc.:
24,000,000	USD	0.65% due 7/6/2017 (b)	23,995,604
7,300,000	USD	0.97% due 7/12/2017 (b)	7,297,309
24,000,000	USD	0.93% due 7/18/2017 (b)	23,986,656
50,000,000	USD	0.9% due 7/20/2017 (b)	49,969,083
23,700,000	USD	0.93% due 7/26/2017 (b)	23,680,881
45,000,000	USD	0.9% due 7/28/2017 (b)	44,960,835
45,000,000	USD	0.8% due 8/2/2017 (b)	44,953,717
		Wal-Mart Stores, Inc.:
30,000,000	USD	0.86% due 7/3/2017 (b)	29,997,338
30,000,000	USD	1.1% due 7/14/2017 (b)	29,987,412
50,000,000	USD	1.11% due 7/19/2017 (b)	49,971,421
26,800,000	USD	Walt Disney Co., 0.88% due 7/24/2017 (b)	26,780,061

			3,432,281,063

Treasury Bills — 0.1%
5,000,000	USD	U.S. Treasury Bill, due 9/7/2017 (f)	4,991,290

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,437,565,393)	3,437,272,353

		TOTAL INVESTMENTS — 100.0% (Cost — $6,920,071,104)	8,244,073,609
		Liabilities In Excess of Other Assets — (0.0)%	(7,110)

		TOTAL NET ASSETS — 100.0%	$8,244,066,499

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2017:

		SETTLEMENT				NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	JUNE 30, 2017	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/07/2017 AUD	55,361,000	$40,774,041	$42,516,690	$(1,742,649)
euro	State Street Bank & Trust Co.	09/07/2017 EUR	69,551,000	78,452,137	79,699,705	(1,247,568)
Japanese yen	State Street Bank & Trust Co.	09/07/2017 JPY	16,846,600,000	151,885,885	150,184,260	1,701,625
South Korean won	State Street Bank & Trust Co.	07/10/2017 KRW	122,999,000,000	109,761,063	107,452,202	2,308,861

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$1,020,269

Abbreviations used in this schedule:
ADR	–	American Depositary Receipt
AUD	–	Australian dollar
EUR	–	euro
JPY	–	Japanese yen
KRW	–	South Korean won

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

SGD – Singapore dollar
USD – United States dollar

(a)	Non-income producing investment.
(b)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(c)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(d)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(e)	Security is deemed illiquid. As of June 30, 2017, the value of these illiquid securities amounted to 0.0% of total net assets.
(f)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2017, portfolio securities valued at $4,991,290 were segregated to cover collateral requirements.

Schedule of Affiliates

	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2016	ADDITIONS	REDUCTIONS	JUNE 30, 2017	JUNE 30, 2017	GAIN/(LOSS)	INCOME*

Adtalem Global
Education Inc. **	6,567,795	—	5,733,226	834,569	—	$(6,263,395)	$803,819
Icom Inc. ***	758,200	—	87,200	671,000	—	(348,238)	68,093
Net 1 U.E.P.S.
Technologies
Inc.***	2,835,280	—	299,864	2,535,416	—	552,279	—

Total					—	$(6,059,354)	$871,912

* Dividend income is gross of withholding taxes.
** During the period ended June 30, 2017, the security DeVry Education Group Inc. changed its name to Adtalem Global Education Inc. and is non-affiliated at June 30, 2017.
*** Non-affiliated at June 30, 2017.

Sector Allocation (As a Percent of Total Net Assets)

Technology	9.9%
Consumer Discretionary	9.8%
Industrials	9.0%
Gold & Gold Mining	6.3%
Holding Company	5.1%
Consumer Staples	4.8%
Financials	4.7%
Health Care	4.2%
Materials	1.8%
Energy	1.2%
Telecommunication Services	0.7%
Sovereign Bonds	0.4%
Real Estate	0.2%
Utilities	0.2%
Short-Term Investments	41.7%
Other (a)	(0.0)%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities. Amount presented is less than 0.0%.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Shares	Description	Fair Value

COMMON STOCKS — 59.3%
Argentina — 0.0%
876	Nortel Inversora SA, Series ‘B’, ADR	$27,357

Australia — 0.0%
1,351,864	Programmed Maintenance Services Ltd.	1,937,814

Bermuda — 1.0%
976,326	Jardine Strategic Holdings Ltd.	40,703,031

Brazil — 0.3%
1,515,600	TOTVS SA	13,797,729

Canada — 0.2%
3,307,348	Uranium Participation Corp. (a)	9,946,528

Chile — 0.4%
551,948	Compañía Cervecerías Unidas SA, ADR	14,483,116

China — 2.7%
129,029	Baidu Inc., ADR (a)	23,078,127
40,065,030	Clear Media Ltd. (b)	47,313,730
3,441,970	Phoenix New Media Ltd., ADR (a)	9,052,381
59,788,000	Phoenix Satellite Television Holdings Ltd.	8,806,486
108,509,000	Springland International Holdings Ltd.	21,403,129

		109,653,853

France — 11.6%
1,028,473	Alten SA	84,916,901
1,852,222	Altran Technologies SA	30,188,395
12,963,316	Bolloré SA	58,942,873
5,779,454	Bureau Veritas SA	127,894,403
169,586	DOM Security SA (b)	11,224,486
804,327	Engie SA	12,140,116
184,201	Euler Hermes Group	21,880,051
30,023	Financière de l’Odet SA	30,861,683
75,512	Robertet SA	34,843,386
5,900	Robertet SA-CI (c)	2,017,562
300,428	Séché Environnement SA	11,879,290
167,314	Sodexo SA	21,632,252
155,834	Thales SA	16,773,377
29,983	Wendel SA	4,438,161

		469,632,936

Germany — 1.0%
228,887	Bayerische Motoren Werke AG	21,248,479
130,556	Siemens AG	17,945,929

		39,194,408

Hong Kong — 2.5%
40,491,000	APT Satellite Holdings Ltd.	21,263,421
15,821,000	Asia Satellite Telecommunications Holdings Ltd.	16,839,366
1,699,924	Henderson Land Development Co. Ltd.	9,482,186
30,351,417	Hongkong & Shanghai Hotels Ltd.	54,813,669

		102,398,642

India — 0.8%
425,750	Bajaj Holdings and Investment Ltd.	14,095,939
47,141,230	South Indian Bank Ltd.	20,275,014

		34,370,953

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Shares	Description	Fair Value

Indonesia — 0.3%
288,943,800	PT Bank Bukopin Tbk	$13,653,025

Ireland — 0.3%
1,944,764	Allied Irish Banks Plc	10,994,997

Japan — 13.5%
1,325,570	Arcland Sakamoto Co., Ltd.	17,784,264
259,500	As One Corp.	12,112,692
11,760,600	Astellas Pharma Inc.	143,720,335
720,700	Azbil Corp.	27,360,649
73,800	The Bank of Okinawa Ltd.	2,992,025
326,700	Benesse Holdings Inc.	12,315,697
723,400	Cosel Co., Ltd.	8,882,111
202,900	Daiseki Co., Ltd.	4,502,675
645,900	Doshisha Co., Ltd.	12,277,699
139,800	Earth Chemical Co., Ltd.	7,184,210
3,694,400	F@N Communications, Inc.	32,616,486
175,400	FANUC Corp.	33,770,056
899,400	Hi-Lex Corp.	22,805,857
570,600	Icom Inc.	12,779,208
105,900	Medikit Co., Ltd.	4,575,897
679,800	Miraca Holdings Inc.	30,522,249
673,900	Nitto Kohki Co., Ltd.	15,428,251
268,900	Okinawa Cellular Telephone Co.	9,001,187
1,011,000	Rohto Pharmaceutical Co., Ltd.	20,871,678
258,600	San-A Co., Ltd.	11,415,417
290,400	Sankyo Co., Ltd.	9,837,066
10,600	Secom Joshinetsu Co., Ltd.	330,322
276,000	Seven & i Holdings Co., Ltd.	11,356,550
495,575	Shingakukai Co., Ltd.	2,511,471
300,650	Shofu Inc.	3,573,852
4,500	SK Kaken Co., Ltd.	418,293
556,900	Techno Medica Co., Ltd. (b)	9,689,738
752,700	Toho Co., Ltd.	23,154,852
255,200	Transcosmos Inc.	6,103,472
8,366,000	Yahoo Japan Corp.	36,372,296

		546,266,555

Malaysia — 1.0%
30,431,200	Genting Malaysia Berhad	38,990,274

Mexico — 1.0%
1,377,257	Corporativo Fragua, SAB de CV	16,694,415
11,084,097	Grupo Comercial Chedraui SAB de CV	22,719,384

		39,413,799

Netherlands — 1.7%

834,110	Airbus Group SE	68,592,849

Singapore — 2.9%
42,447,700	First Resources Ltd.	58,426,288
7,043,020	Haw Par Corp. Ltd.	57,295,677

		115,721,965

South Africa — 0.6%

2,444,574	Net 1 U.E.P.S. Technologies Inc. (a)	24,103,500

South Korea — 6.9%
75,334	DONGKOOK Pharmaceutical Co., Ltd.	4,161,263
80,618	Fursys Inc.	2,279,415

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Shares		Description	Fair Value

South Korea — 6.9% (continued)
268,785		Hyundai Mobis Co., Ltd.	$58,730,280
185,236		Hyundai Motor Co.	25,822,787
1,811,420		Kangwon Land, Inc.	55,174,572
529,409		KT&G Corp.	54,137,004
33,369		Samsung Electronics Co., Ltd.	69,324,925
589,572		WHANIN Pharmaceutical Co., Ltd.	9,326,796

			278,957,042

Switzerland — 4.6%
347,236		Compagnie Financière Richemont SA	28,607,409
1,271,232		Nestlé SA	110,631,255
2,755,821		UBS Group AG	46,672,784

			185,911,448

Thailand — 0.4%
30,705,300		Thaicom PCL	14,552,703

United Kingdom — 4.1%
6,545,486		Antofagasta Plc	68,158,701
3,451,184		HSBC Holdings Plc	31,990,868
1,208,449		Jardine Lloyd Thompson Group Plc	18,887,328
6,714,448		Millennium & Copthorne Hotels Plc	38,688,899
2,760,212		Mitie Group Plc	9,943,873

			167,669,669

United States — 1.5%
3,096,223		News Corp., Class ‘A’	42,418,255
1,216,344		News Corp., Class ‘B’	17,211,268

			59,629,523

		TOTAL COMMON STOCKS
		(Cost — $1,943,781,724)	2,400,603,716

Principal
Amount

CORPORATE NOTES & BONDS — 2.0%
Norway — 0.2%
76,326	USD	Golden Close Maritime Corp. Ltd., 8% due 3/29/2022 (d)(e)	70,220
77,500,000	NOK	Stolt-Nielsen Ltd., 5.64% due 3/19/2018 (c)(f)	9,541,223

			9,611,443

Singapore — 0.3%
7,750,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (g)	5,830,387
8,250,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (g)	6,168,243

			11,998,630

South Africa — 0.6%
23,118,000	USD	Gold Fields Orogen Holding (BVI) Ltd., 4.875% due 10/7/2020 (d)	23,291,385

Switzerland — 0.1%
4,500,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	5,312,726

United Kingdom — 0.2%
		Avanti Communications Group Plc:
5,328,740	USD	10% due 10/1/2021 (c)(d)(e)	4,742,579
9,065,549	USD	12% due 10/1/2023 (c)(d)(e)	3,490,236

			8,232,815

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Principal
Amount		Description	Fair Value

United States — 0.6%
		Intelsat Jackson Holdings Ltd.:
4,096,000	USD	7.5% due 4/1/2021	$3,799,040
13,873,000	USD	5.5% due 8/1/2023	11,549,273
		Rowan Cos., Inc.:
8,168,000	USD	4.875% due 6/1/2022	7,616,660
1,586,000	USD	4.75% due 1/15/2024	1,348,100

			24,313,073

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $87,336,364)	82,760,072

CONVERTIBLE BONDS — 0.0%
Norway — 0.0%
251,952	USD	Golden Close Maritime Corp. Ltd., 0% due 3/29/2022 (a)(c)(d)	47,871

		TOTAL CONVERTIBLE BONDS
		(Cost — $136,248)	47,871

SOVEREIGN AND SUPRANATIONAL BONDS — 1.0%
Luxembourg — 0.1%
37,500,000	NOK	European Investment Bank, 1.125% due 5/15/2020	4,523,806

Singapore — 0.9%
		Government of Singapore:
21,142,000	SGD	0.5% due 4/1/2018	15,295,029
26,781,000	SGD	2.5% due 6/1/2019	19,921,524

			35,216,553

		TOTAL SOVEREIGN AND SUPRANATIONAL BONDS
		(Cost — $40,369,269)	39,740,359

Ounces

COMMODITIES — 6.8%
220,108		Gold Bullion (a)	273,265,962

		TOTAL COMMODITIES
		(Cost — $308,169,069)	273,265,962

Principal
Amount

SHORT-TERM INVESTMENTS — 29.5%
Commercial Paper — 29.4%
		Apple Inc.:
22,000,000	USD	0.87% due 7/11/2017 (d)	21,992,774
22,000,000	USD	0.87% due 7/12/2017 (d)	21,992,109
15,500,000	USD	0.87% due 7/13/2017 (d)	15,493,966
6,800,000	USD	1.00% due 7/27/2017 (d)	6,794,451
11,000,000	USD	1.07% due 8/4/2017 (d)	10,988,311
20,000,000	USD	1.09% due 8/7/2017 (d)	19,976,883
20,000,000	USD	1.09% due 8/8/2017 (d)	19,976,253
72,100,000	USD	BASF SE, 1.13% due 7/24/2017 (d)	72,046,358
		Cisco Systems Inc.:
25,000,000	USD	1.12% due 7/19/2017 (d)	24,985,711
53,000,000	USD	1.16% due 9/6/2017 (d)	52,888,076

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Principal
Amount		Description	Fair Value

Commercial Paper — 29.4% (continued)
		Coca-Cola Co.:
5,000,000	USD	0.87% due 7/12/2017 (d)	$4,998,207
7,000,000	USD	0.88% due 7/14/2017 (d)	6,997,063
8,000,000	USD	0.88% due 7/17/2017 (d)	7,995,916
11,000,000	USD	0.99% due 8/2/2017 (d)	10,988,989
10,000,000	USD	0.99% due 8/3/2017 (d)	9,989,677
10,000,000	USD	1.08% due 8/3/2017 (d)	9,989,677
10,000,000	USD	1.08% due 8/4/2017 (d)	9,989,374
9,000,000	USD	Colgate-Palmolive Co., 1.07% due 7/21/2017 (d)	8,994,309
		Consolidated Edison Co. Inc.:
14,600,000	USD	1.29% due 7/13/2017 (d)	14,592,577
15,000,000	USD	1.25% due 7/19/2017 (d)	14,988,798
11,000,000	USD	1.25% due 7/21/2017 (d)	10,990,901
1,100,000	USD	Dover Corp., 1.35% due 7/7/2017 (d)	1,099,754
14,000,000	USD	Dow Chemical Co., 1.21% due 7/26/2017	13,985,076
		E.I. Du Pont de Nemours & Co.:
10,000,000	USD	1.31% due 7/12/2017 (d)	9,995,247
21,000,000	USD	1.37% due 7/26/2017 (d)	20,977,902
13,300,000	USD	Eaton Corp., 1.38% due 7/7/2017 (d)	13,296,328
		Eli Lilly & Co.:
25,000,000	USD	0.87% due 7/6/2017 (d)	24,995,546
25,000,000	USD	0.87% due 7/7/2017 (d)	24,994,798
20,000,000	USD	0.87% due 7/10/2017 (d)	19,994,033
		Engie SA:
11,200,000	USD	0.92% due 7/11/2017 (d)	11,196,047
12,000,000	USD	1.18% due 7/27/2017 (d)	11,989,416
		Florida Power & Light Co.:
7,000,000	USD	1.11% due 7/17/2017	6,995,329
7,000,000	USD	1.11% due 7/18/2017	6,995,051
25,000,000	USD	Henkel Corp., 1.27% due 9/6/2017 (d)	24,942,956
		Johnson & Johnson:
3,800,000	USD	0.81% due 7/3/2017 (d)	3,799,663
5,000,000	USD	0.81% due 7/5/2017 (d)	4,999,258
10,000,000	USD	0.81% due 7/7/2017 (d)	9,997,919
8,300,000	USD	1.05% due 7/13/2017 (d)	8,296,769
13,600,000	USD	0.94% due 7/20/2017 (d)	13,591,817
14,000,000	USD	0.94% due 7/21/2017 (d)	13,991,147
14,000,000	USD	0.94% due 7/24/2017 (d)	13,989,864
20,000,000	USD	0.9% due 7/28/2017 (d)	19,983,060
20,600,000	USD	Kraft Heinz Foods Co., 1.49% due 7/31/2017 (d)	20,569,294
		L’Oréal USA Inc.:
9,000,000	USD	0.87% due 7/6/2017 (d)	8,998,396
9,000,000	USD	1.1% due 7/14/2017 (d)	8,996,224
9,000,000	USD	1.07% due 7/18/2017 (d)	8,995,131
9,000,000	USD	1.07% due 7/20/2017 (d)	8,994,585
30,000,000	USD	1.09% due 8/4/2017 (d)	29,968,121
		Microsoft Corp.:
2,000,000	USD	0.89% due 7/27/2017 (d)	1,998,323
16,000,000	USD	0.93% due 8/2/2017 (d)	15,983,544
16,000,000	USD	0.93% due 8/3/2017 (d)	15,983,030
11,000,000	USD	1.04% due 8/8/2017 (d)	10,986,582
10,800,000	USD	1.04% due 8/9/2017 (d)	10,786,476
18,000,000	USD	Mondelez International Inc., 1.35% due 7/25/2017 (d)	17,981,600
10,300,000	USD	Nestlé Finance International Ltd., 0.9% due 8/1/2017 (d)	10,289,627

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Principal
Amount		Description	Fair Value

Commercial Paper — 29.4% (continued)
		Novartis Finance Corp.:
7,000,000	USD	0.94% due 7/18/2017 (d)	$6,996,213
10,900,000	USD	0.94% due 7/19/2017 (d)	10,893,770
8,000,000	USD	0.94% due 7/21/2017 (d)	7,994,941
8,000,000	USD	0.95% due 7/24/2017 (d)	7,994,208
13,000,000	USD	0.96% due 7/25/2017 (d)	12,990,187
		Procter & Gamble Co.:
40,000,000	USD	1.08% due 7/6/2017 (d)	39,992,873
50,000,000	USD	1.02% due 7/10/2017 (d)	49,985,083
26,000,000	USD	Roche Holdings, Inc., 0.92% due 7/17/2017 (d)	25,986,728
		Schlumberger Holdings Corp.:
9,000,000	USD	1.3% due 7/3/2017 (d)	8,998,954
5,000,000	USD	1.33% due 7/17/2017 (d)	4,996,664
		Unilever Capital Corp.:
7,000,000	USD	0.88% due 7/20/2017 (d)	6,995,672
30,000,000	USD	1.05% due 8/14/2017 (d)	29,957,625
14,000,000	USD	1.07% due 8/21/2017 (d)	13,977,048
10,000,000	USD	1.07% due 8/22/2017 (d)	9,983,290
		United Healthcare Co.:
20,000,000	USD	1.26% due 7/11/2017 (d)	19,991,414
10,000,000	USD	1.29% due 7/25/2017 (d)	9,990,118
		United Parcel Service, Inc.:
8,000,000	USD	0.65% due 7/6/2017 (d)	7,998,535
32,700,000	USD	0.97% due 7/12/2017 (d)	32,687,944
15,000,000	USD	0.93% due 7/18/2017 (d)	14,991,660
15,000,000	USD	0.93% due 7/26/2017 (d)	14,987,899
		Wal-Mart Stores, Inc.:
15,000,000	USD	0.86% due 7/3/2017 (d)	14,998,669
4,100,000	USD	1.1% due 7/14/2017 (d)	4,098,280
4,000,000	USD	Walt Disney Co., 0.88% due 7/24/2017 (d)	3,997,024

			1,189,773,092

Treasury Bills — 0.1%
5,000,000	USD	U.S. Treasury Bill, due 9/7/2017 (h)	4,991,290

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $1,194,857,605)	1,194,764,382

		TOTAL INVESTMENTS — 98.6% (Cost — $3,574,650,279)	3,991,182,362
		Other Assets In Excess of Liabilities — 1.4%	57,819,096

		TOTAL NET ASSETS — 100.0%	$4,049,001,458

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2017:

		SETTLEMENT				NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT	EQUIVALENT	JUNE 30, 2017	(DEPRECIATION)

Contracts to Sell:

Australian dollar	State Street Bank & Trust Co.	09/07/2017 AUD	32,238,000	$23,743,674	$24,758,459	$(1,014,785)
euro	State Street Bank & Trust Co.	09/07/2017 EUR	55,575,000	62,687,488	63,684,363	(996,875)
Japanese yen	State Street Bank & Trust Co.	09/07/2017 JPY	21,988,200,000	198,276,957	196,020,654	2,256,303
South Korean won	State Street Bank & Trust Co.	07/10/2017 KRW	96,924,000,000	86,476,590	84,673,023	1,803,567

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts						$2,048,210

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2017

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
SGD	—	Singapore dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2016	ADDITIONS	REDUCTIONS	JUNE 30, 2017	JUNE 30, 2017	GAIN	INCOME*

Clear Media Ltd.	40,065,030	—	—	40,065,030	$47,313,730	—	$874,159
DOM Security SA	291,806	—	122,220	169,586	11,224,486	$417,010	356,837
F@N
Communications,
Inc. **	4,078,800	17,500	401,900	3,694,400	—	929,288	629,151
Techno Medica
Co., Ltd.	554,500	2,400	—	556,900	9,689,738	—	215,775

Total					$68,227,954	$1,346,298	$2,075,922

* Dividend income is gross of withholding taxes.
** Non-affiliated at June 30, 2017.

(c)	Security is deemed illiquid. As of June 30, 2017, the value of these illiquid securities amounted to 0.5% of total net assets.
(d)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(e)	Payment-in-kind security for which the issuer may pay interest with additional debit securities or cash.
(f)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(h)	This security is held at the custodian as collateral for forward foreign currency contracts sold. As of June 30, 2017, portfolio securities valued at $4,991,290 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	14.4%
Industrials	10.4%
Technology	9.4%
Consumer Staples	7.4%
Gold & Gold Mining	7.4%
Health Care	7.3%
Financials	4.9%
Materials	3.0%
Telecommunication Services	2.1%
Holding Company	1.1%
Sovereign and Supranational Bonds	1.0%
Utilities	0.3%
Real Estate	0.2%
Energy	0.2%
Short-Term Investments	29.5%
Other (a)	1.4%

(a) Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In accordance with U.S. GAAP, each Fund has been defined as an investment company and as such complies with investment company and reporting guidance of the Financial Accounting Standards Board. As of result, there are no changes to measurement or disclosure required in the Funds financial statements.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities, other than commercial paper, for which market quotations are readily available are generally valued at the evaluated mean primarily based on the last bid and asked prices received from an independent pricing service. When no asked price is available, debt securities are valued at the evaluated bid price alone. Commercial paper is generally valued at the evaluated bid price provided by an independent pricing service. An evaluated price may include a variety of factors including the issue’s coupon rate, maturity, credit rating, yield, trade data, quoted prices of similar fixed income securities, and any other relevant market or security specific information.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to U.S. GAAP fair value accounting standards that establish a single definition of fair value, create a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and require additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – last traded/quoted prices in active markets for identical unrestricted investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:

Foreign	$2,448,028,493	—	—	$2,448,028,493
United States	1,687,760,032	—	—	1,687,760,032
Corporate notes & bonds	—	$161,988,570	—	161,988,570
Convertible bonds	—	99,550	—	99,550
Sovereign bonds	—	36,309,675	—	36,309,675
Commodities	472,614,936	—	—	472,614,936
Short-term investments	—	3,437,272,353	—	3,437,272,353
Unrealized appreciation on
open forward foreign
currency contracts	—	1,020,269	—	1,020,269

Total assets	$4,608,403,461	$3,636,690,417	—	$8,245,093,878

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, the Worldwide Fund had no transfers between any levels. For the period ended June 30, 2017, and the year ended September 30, 2016, there were no Level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Last Traded/Quoted Prices in Active Markets for Identical Unrestricted Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:

Foreign	$2,324,885,313	$16,088,880	—	$2,340,974,193
United States	59,629,523	—	—	59,629,523
Corporate notes & bonds	—	82,760,072	—	82,760,072
Convertible bonds	—	47,871	—	47,871
Sovereign and supranational bonds	—	39,740,359	—	39,740,359
Commodities	273,265,962	—	—	273,265,962
Short-term investments	—	1,194,764,382	—	1,194,764,382
Unrealized appreciation on
open forward foreign
currency contracts	—	2,048,210	—	2,048,210

Total assets	$2,657,780,798	$1,335,449,774	—	$3,993,230,572

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, the International Fund had transfers of $16,839,366 from Level 2 to Level 1 as a result of the Fund using last traded prices. At June 30, 2017, the International Fund had transfers of $13,653,025 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the period ended June 30, 2017, and the year ended September 30, 2016, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are translated to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of June 30, 2017.

	Worldwide Fund	International Fund

Cost basis of investments	$6,920,071,104	$3,574,650,279

Gross unrealized appreciation	$1,480,084,379	$611,194,238

Gross unrealized depreciation	$(156,081,874)	$(194,662,155)

Net unrealized appreciation	$1,324,002,505	$416,532,083

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2017, these instruments included forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2017, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2017.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$1,020,269

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$2,048,210

During the period ended June 30, 2017, the Worldwide Fund had average notional values of $428,531,872 on open forward foreign currency contracts to sell.

During the period ended June 30, 2017, the International Fund had average notional values of $373,560,459 on open forward foreign currency contracts to sell.

Item 2.    Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2017

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 28, 2017